CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (340,171)	$ 102,783	$ (398,886)	$ (3,763,558)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Allowance for inventory obsolescence			87,650	2,316
Depreciation	2,135	1,749	2,304	2,316
Gain on early extinguishment of debt			(6,750)	0
Loss on debt default provisions			25,500	0
Change in fair market value of derivative liabilities	18,690	(655,808)	(702,493)	2,115,986
Amortization of debt discounts	59,556	306,442	366,653	340,961
Stock based compensation, related parties			272,585	102,364
Stock based compensation			24,359	681,040
Decrease (increase) in assets:
Accounts receivable	(295)	(1,654)	(2,780)	(312)
Inventory	5,469	(34,392)	(28,872)	(84,763)
Other current assets	7,413	(3,242)	(9,059)	(23,394)
Increase (decrease) in liabilities:
Accounts payable	(71,855)	(39,787)	(82,416)	126,074
Accounts payable, related parties	5,137	(10,443)	(15,438)	(11,107)
Accrued interest	40,753	15,881	22,765	8,531
Accrued interest, related parties			0	(3,570)
Net cash used in operating activities	(273,168)	(318,471)	(444,878)	(507,116)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(4,850)	(2,029)	(2,029)	(2,694)
Net cash used in investing activities	(4,850)	(2,029)	(2,029)	(2,694)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of stock, net of offering costs			150,000	285,000
Proceeds from sale of stock on equity line of credit			0	18,323
Proceeds from exercise of warrants, related party			30	70
Proceeds of convertible notes payable	308,400	300,000	300,000	300,000
Repayments of convertible notes payable			0	(30,000)
Net cash provided by financing activities	308,400	300,000	450,030	573,393
NET CHANGE IN CASH	30,382	(20,500)	3,123	63,583
CASH AT BEGINNING OF PERIOD	86,827	83,704	83,704	22,437
CASH AT END OF PERIOD	117,209	63,204	86,827	83,704
SUPPLEMENTAL INFORMATION:
Interest paid	1,484	0	369	5,580
Income taxes paid	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Value of preferred stock converted to common stock	44,913	0
Value of debt discounts	304,311	300,000	300,000	221,515
Value of derivative adjustment due to debt conversions	178,226	128,671	199,627	303,542
Value of shares issued for conversion of debt	$ 191,127	$ 135,520	$ 215,619	$ 423,197